Fixed Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
The cost of vessels and vessel improvements, net of accumulated depreciation of $30,190,224 and $27,074,656 as of September 30, 2014 and December 31, 2013, respectively, is as follows:

	September 30, 2014	December 31, 2013
	(unaudited)

m/v BULK PANGAEA	$21,207,761	$20,879,837
m/v BULK DISCOVERY	11,870,654	13,583,813
m/v BULK CAJUN	6,053,450	6,566,227
m/v BULK PATRIOT	14,802,541	13,573,298
m/v BULK JULIANA	14,005,361	14,614,596
m/v NORDIC ODYSSEY	29,425,883	30,252,396
m/v NORDIC ORION	29,916,572	30,449,503
m/v BULK TRIDENT	16,569,270	16,273,240
m/v BULK BEOTHUK	13,280,825	13,732,350
m/v BULK NEWPORT	14,871,461	15,339,224
m/v BULK PROVIDENCE	-	10,114,377
m/v BULK LIBERTY	-	9,217,410
m/v NORDIC BOTHNIA	7,406,137	-
m/v NORDIC BARENTS	7,862,978	-
m/v NORDIC OSHIMA(1)	33,709,143	-
	220,982,036	194,596,271
Other fixed assets, net	4,197,226	2,557,618
	$225,179,262	$197,153,889

(1) The Company took delivery of the newbuilding m/v Nordic Oshima on September 25, 2014

At December 31, fixed assets consisted of the following:

	2013	2012

Vessels and vessel upgrades	$211,458,792	$161,722,600
Capitalized dry docking	4,716,844	3,985,559
	216,175,636	165,708,159
Accumulated depreciation and amortization	(21,579,365)	(12,076,025)
Vessels, vessel upgrades and capitalized dry docking, net	194,596,271	153,632,134

Land and building	2,541,085	2,541,085
Internal use software	268,313	268,313
Computers and equipment	306,953	194,055
	3,116,351	3,003,453
Accumulated depreciation	(558,733)	(447,214)
Other fixed assets, net	2,557,618	2,556,239

Total fixed assets, net	$197,153,889	$156,188,373

Property Plant and Equipment Schedule of Significant Acquisitions [Table Text Block]
The Company’s fleet consists of the following:

Vessel	Date Acquired	December 31, 2012	Additions	December 31, 2013	Accumulated Depreciation	Carrying Amount

m/v BULK PANGAEA	December 21, 2009	$27,581,075	$-	$27,581,075	$(6,701,238)	$20,879,837
m/v BULK DISCOVERY	March 2, 2011	18,175,762	(81,961)	18,093,801	(4,509,988)	13,583,813
m/v BULK CAJUN	June 24, 2011	8,262,479	69,319	8,331,798	(1,765,571)	6,566,227
m/v BULK PATRIOT	October 6, 2011	15,350,000	-	15,350,000	(1,776,702)	13,573,298
m/v BULK JULIANA	April 25, 2012	14,750,000	918,366	15,668,366	(1,053,770)	14,614,596
m/v NORDIC ODYSSEY	June 17, 2012	32,272,785	3,753	32,276,538	(2,024,142)	30,252,396
m/v NORDIC ORION	June 17, 2012	32,272,785	76,128	32,348,913	(1,899,410)	30,449,503
m/v BULK TRIDENT	September 4, 2012	17,043,274		17,043,274	(770,034)	16,273,240
m/v BULK BEOTHUK	February 19, 2013	-	14,243,327	14,243,327	(510,977)	13,732,350
m/v BULK PROVIDENCE	May 22, 2013	-	10,300,000	10,300,000	(185,623)	10,114,377
m/v BULK LIBERTY	August 6, 2013	-	9,392,563	9,392,563	(175,153)	9,217,410
m/v BULK NEWPORT	September 3, 2013	-	15,545,981	15,545,981	(206,757)	15,339,224
		$165,708,159	$50,467,476	$216,175,636	$(21,579,365)	$194,596,271